Subsequent Event	6 Months Ended
Dec. 31, 2022
Subsequent Event
Subsequent Event
12.	Subsequent Event
Subsequent to December 31, 2022, the Company issued 950,000 common shares upon the exercise of stock options for proceeds of $1,010,000.